LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of supplemental balance sheet information related to leases

Operating lease right of use asset	$83,325,075
Operating lease liability, current portion	$4,293,085
Operating lease liability, net of current portion	$81,626,338

Schedule of future minimum lease payments under the non-cancelable operating leases

Twelve Months Ending December 31,
2023	$12,695,360
2024	13,104,192
2025	13,501,012
2026	13,147,855
2027	9,626,575
Thereafter	93,577,837
Total lease payment	$155,652,832

Less interest	(69,733,409)
Present value obligation	85,919,423
Short-term liability	(4,293,085)
Long-term liability	81,626,338

Schedule of other supplemental information related to operating lease

December 31,
2022
Weighted average discount rate	10%
Weighted average remaining lease term (years)	11.7 years

Year Ended December 31, 2022
Operating lease cost	$12,234,919
Total lease cost	$12,234,919